UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03541

ASSET MANAGEMENT FUND
(Exact name of registrant as specified in charter)

230 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (312) 214-1410

Date of fiscal year end: October 31

Date of reporting period: July 1, 2010 — June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted	Proposed by	Voted	Vote Cast	For/Against Mgmt
3M Company	MMM	88579Y101	5/10/2011	Elect Ten Directors	Issuer	Yes	For	For
				Ratify appointment of PWC as accountant	Issuer	Yes	For	For
				Vote on executive compensation	Issuer	Yes	For	For
				Vote on the frequency of executive compensation	Issuer	Yes	For	For
				Policical Contributions	Shareholder	Yes	Against	For
Abbott Laboratories	ABT	002824100	4/29/2011	Elect 10 Directors	Issuer	Yes	For	For
				Ratification of Deloitte and Touche as auditors	Issuer	Yes	For	For
				Advisory Vote on the approval of executive compensation	Issuer	Yes	For	For
				The approval of the frequency of shareholder votes on executive compensation	Issuer	Yes	1 YR	For
				Pharmaceutical Pricing	Shareholder	Yes	Against	For
American Express Co	AXP	025816109	5/2/2011	Elect Thirteen Directors	Issuer	Yes	For	For
				Ratification of appointment of PWC as accounting firm for 2011	Issuer	Yes	For	For
				Advisory vote approving executive compensation	Issuer	Yes	For	For
				Cumulative voting for directors	Shareholder	Yes	Against	For
				Calling of special shareholder meetings	Shareholder	Yes	Against	For
				Advisory vote on frequency of advisory executive compensation vote	Issuer	Yes	1 YR	For
Automatic Data Processing, Inc	ADP	053015103	11/9/2010	Elect Eleven Directors	Issuer	Yes	For	For
				Amendment of the ADP employees' savings stock purchase plan	Issuer	Yes	For	For
				Appointment of Deloitte and Touche	Issuer	Yes	For	For
Becton, Dickinson and Company	BDX	075887109	2/1/2011	Elect 14 Directors	Issuer	Yes	For	For
				Independent registered accountant	Issuer	Yes	For	For
				Approval of executive compensation	Issuer	Yes	For	For
				Frequency of advisory vote on executive compensation	Issuer	Yes	1 YR	Against
				Special Shareholder meetings	Shareholder	Yes	Against	For
				Cumulative Voting	Issuer	Yes	Against	For
Berkshire Hathaway, Inc.	BRK-A	084670108	4/30/2011	Elect Twelve Directors	Issuer	Yes	For	For
				Non-Binding resolution to approve the compensation of the company's named executive officers	Issuer	Yes	For	For
				Non-Binding resolutin to determine the frequency with which shareholders of the company shall be entitled to have an advisory vote on executive compenstation	Issuer	Yes	1 Yr	Against
				To approve the shareholder proposal with respect to the establishment of quantitative gols for the reduction of greenhouse gas	Shareholder	Yes	Against	For
Cheveron Corporation	CVX	166764100	5/25/2011	Elect 16 Directors	Issuer	Yes	For	For
				Independent registered accountant	Issuer	Yes	For	For
				Amendment to reduce percentage of stockholdings required to call meeting	Issuer	Yes	For	For
				Proposal to appoint director with environmental expertise	Shareholder	Yes	Against	For
				Proposal to hold equity based compensation through retirement	Shareholder	Yes	Against	For
				Proposal for disclosure of payments to host governments	Shareholder	Yes	Against	For
				Proposal regarding guidelines for country selection	Shareholder	Yes	Against	For
				Proposal regarding financial risks of climate change	Shareholder	Yes	Against	For
				Proposal regarding human rights committee	Shareholder	Yes	Against	For
Cisco Systems, Inc.	CSCO	17275R102	11/18/2010	Elect Thirteen Directors	Issuer	Yes	For	For
				Approve non-binding advisory resolution regard exec compensation	Issuer	Yes	For	For
				Ratify appointment of PWC as accountant	Issuer	Yes	For	For
				Amend Cisco's bylaw to establish a board committee on environmental sustainability	Shareholder	Yes	Against	For
Request the board to publish a report providing a summarized listing and assessment of concrete steps cisco could reasonably take to resuce the likelihood that its bussiness practices might enable or encourage the violation of human rights
					Shareholder	Yes	Against	For
				Request that Cisco adopt and implement a policy restricting certain sales in China and other Governments	Shareholder	Yes	Against	For
The Coca-Cola Company	KO	191216100	4/27/2011	Elect 15 Directors	Issuer	Yes	For	For
				Appointment of Ernst and Young LLP	Issuer	Yes	For	For
				Approval of the performance measures available under the performance incentive plan of the coca cola company to preserve the tax deductibility	Issuer	Yes	For	For
				Approval of the performance measures available under the coca-cola company 1989 restricted stock award plan to preserve the tax deductibility of the awards	Issuer	Yes	For	For
				Advisory vote on executive compensation	Issuer	Yes	For	For
				Advisory vote on the frequency of future advisors vote on executive compensation	Issuer	Yes	1 YR	For
				A Report on Bisphenol-A	Shareholder	Yes	Against	For
Exxon Mobil Corporation	XOM	30231G102	2/25/2011	Elect Eleven Directors	Issuer	Yes	For	For
				Ratification of Independent Auditors	Issuer	Yes	For	For
				Advisory vote on executive compensation	Issuer	Yes	For	For
				Frequency of advisory vote on executive compensation	Issuer	Yes	1 Yr	Against
				Independent chairman of the board	Shareholder	Yes	For	Against
				Report on Political Contributions	Issuer	Yes	Against	For
				Amendment of EEO policy	Shareholder	Yes	Against	For
				Policy on water	Shareholder	Yes	Against	For
				Report on Canadian oil sands	Shareholder	Yes	Against	For
				Report on natural gas production	Shareholder	Yes	Against	For
				Report on energy technology	Shareholder	Yes	Against	For
				Greenhouse gas emission goals	Shareholder	Yes	Against	For
General Dynamics Corporation	GD	369550108	5/5/2010	Not Voted

General Electric Co.	GE	369604103	4/27/2011	Elect Sixteen Directors	Issuer	Yes	For	For
				Ratification of KPMG	Issuer	Yes	For	For
				Advisory resolution on executive compensation	Issuer	Yes	For	For
				Advisory vote on the frequency of future advisors vote on executive compensation	Issuer	Yes	1 Yr	For
				Cumulative voting	Shareholder	Yes	Against	For
				Future Stock options	Shareholder	Yes	Against	For
				Withdraw stock options granted to executives	Shareholder	Yes	Against	For
				Climate Change Risk Disclosure	Shareholder	Yes	Against	For
				Transparency in animal research	Shareholder	Yes	Against	For
Home Depot, Inc.	HD	437076102	6/2/2011	Elect Ten Directors	Issuer	Yes	For	For
				Ratify appointment of KPMG	Issuer	Yes	For	For
				Advisory vote on executive compensation	Issuer	Yes	For	For
				Advisory vote on the frequency of future advisors vote on executive compensation	Issuer	Yes	1 YR	For
				Company proposal to implement shareholder ability to act by written consent	Shareholder	Yes	For	For
				Shareholder proposal regarding cumulative voting	Shareholder	Yes	Against	For
				Shareholder proposal regarding special shareholder meeetings	Shareholder	Yes	Against	For
				Shareholder proposal regarding employment diversity report	Shareholder	Yes	Against	For
				Shareholder proposal regarding electioneering policies and contributions	Shareholder	Yes	Against	For
International Business Machine Corporation	IBM	459200101	4/26/2011	Elect 12 Directors	Issuer	Yes	For	For
				Ratification of Independent Accounting Firm registration	Issuer	Yes	For	For
				Proposal on executive compensation and income	Issuer	Yes	For	For
				Advisory vote regarding frequency of advisory vote on executive compensation	Issuer	Yes	1 YR	Against
				Review political contributions policy	Shareholder	Yes	Against	For
				Lobbying	Shareholder	Yes	Against	For
Johnson & Johnson	JNJ	478160104	4/28/2011	Elect 11 Directors	Issuer	Yes	For	For
				Ratification of appointment of PWC as accounting firm for 2009	Issuer	Yes	For	For
				Advisory vote on executive compensation	Issuer	Yes	For	For
				Advisory vote on frequency of advisory executive compensation vote	Issuer	Yes	1 YR	For
				Pharmaceutical price restraint	Shareholder	Yes	Against	For
McDonald's Corporation	MCD	580135101	5/19/2011	Elect Five Directors	Issuer	Yes	For	For
				Advisory vote on the approval of the appointment of an independent registered public accounting firm	Issuer	Yes	For	For
				Advisory vote on executive compensation	Issuer	Yes	For	For
				Advisory vote on the frequency of future advisors vote on executive compensation	Issuer	Yes	1 Yr	For
				Eliminate super-majority voting requirements in article twelth of our restated certificate of incorporation by repealing such article	Issuer	Yes	For	For
				Elimiinate super-majority voting requirements in article fourteenth of our restated certificate of incorporation	Issuer	Yes	For	For
				Advisory vote on shareholder proposal relating to classified board	Shareholder	Yes	For	Against
				Advisory vote on shareholder proposal relating to a report on children's nutrition	Shareholder	Yes	Against	For
				Advisory Vote on Shareholder proposal relating to beverage containers	Shareholder	Yes	Against	For
				Advisory vote on shareholder proposal relating to the use of controlled atmosphere stunning	Shareholder	Yes	Against	For
				Eliminate super-majority voting requirements in article thirteenth of our restated certificate of incorporation	Issuer	Yes	For	For
Medtronics, inc.	MDT	585055106	8/25/2010	Elect seven directors	Issuer	No	N/A	N/A
				Ratify appointment of PWC as accountant	Issuer	No	N/A	N/A
				Approve stock purchase plan	Issuer	No	N/A	N/A
				Approve stock award and incentive plan	Issuer	No	N/A	N/A
Microsoft Corporation	MSFT	594918104	11/16/2010	Elect Nine Directors	Issuer	Yes	For	For
				Ratification of selection of Deloitte and Touch as auditor	Issuer	Yes	For	For
				Establishment of Board Committee on Environmental Sustainability	Shareholder	Yes	Against	For
PepsiCo, Inc.	PEP	713448108	5/4/2011	Elect Twelve Directors	Issuer	Yes	For	For
				Approval of executive compensation	Issuer	Yes	For	For
				Recommended the frequency of executive compensation votes	Issuer	Yes	1 Yr	Against
				Approval of independent registered public accountants	Issuer	Yes	For	For
				Approval of amendment to articles of incorporation to implement majority voting for directors in uncontested elections	Issuer	Yes	For	For
				Shareholder propoal - Political contributions report	Shareholder	Yes	Against	For
				Shareholder proposal - right to call special shareholder meetings	Shareholder	Yes	Against	For
Praxair, Inc.	PX	74005P104	4/26/2011	Elect 10 Directors	Issuer	Yes	For	For
				Compensation of Named Executives	Issuer	Yes	For	For
				Frequency of advisory vote on executive compensation	Issuer	Yes	1 YR	For
				Performance goals under Praxairs section plan	Issuer	Yes	For	For
				Approve Amendment to the 2009 praxair long term incentive plan	Issuer	Yes	For	For
				Appointment of independent auditors	Issuer	Yes	For	For
Procter & Gamble Co	PG	742718109	10/12/2010	Elect Thirteen Directors	Issuer	No	N/A	N/A
				Independent Public Accountant	Issuer	No	N/A	N/A
				Amend code of regulations	Issuer	No	N/A	N/A
				Approve stock incentive plan	Issuer	No	N/A	N/A
				Cumulative voting	Shareholder	No	N/A	N/A
				Advisory vote on executive compensation	Shareholder	No	N/A	N/A
Sysco Corporation	SYY	871829107	11/12/2010	Elect Four Directors	Issuer	Yes	For	For
				Approve an amendment to the sysco corporation 1974 employees stock purchase plan	Issuer	Yes	For	For
				Ratify the appointment of ernst and young as independent accountants	Issuer	Yes	For	For
United Technologies Corporation	UTX	913017109	4/13/2011	Election of thirteen board members	Issuer	Yes	For	For
				Appointment of PWC as auditor	Issuer	Yes	For	For
				Amendment to 2005 long-term incentive plan	Issuer	Yes	For	For
				Compensation of Named Executives	Isser	Yes	For	For
				Frequency of advisory vote on executive compensation	Issuer	Yes	For	For
				Concerning additional share retention requirement for senior execs	Shareholder	Yes	Against	For
TJX Companies	TJX	872540109	6/14/2011	Election of nine board members	Issuer	Yes	For	For
				Ratification of appointment of PWC	Issuer	Yes	For	For
				To approve, on an advisory basis, the overall compensation of TJX's named executive officers	Issuer	Yes	For	For
				To Recommend, on an advisory basis, the frequency of advisory botes on executive compenstation	Issuer	Yes	1 YR	For
United Parcel Service, Inc	UPS	911312106	5/5/2011	Elect 11 Directors	Issuer	Yes	For	For
				Executive Compensation	Issuer	Yes	For	For
				The frequency of future executive compensation votes	Issuer	Yes	1 Yr	Against
				Ratification of appointment of Deloitte & Touche as accountant	Issuer	Yes	For	For
				Come before the meeting or any adjournments or postponements	Issuer	Yes	For	For
Wal-Mart Stores, Inc.	WMT	931142103	6/3/2011	Elect Fifteen Directors	Issuer	Yes	For	For
				Ratification of Ernst & Young as accountants	Issuer	Yes	For	For
				Advisory vote on executive compensation	Issuer	Yes	For	For
				Advisory vote on the frequency of future advisors vote on executive compensation	Issuer	1 Yr	1 Yr	For
				Gender identity non-discrimination policy	Shareholder	Yes	Against	For
				Political contributions report	Shareholder	Yes	Against	For
				Special Shareholder meetings	Shareholder	Yes	Against	For
				Require suppliers to publish an annual sustainability report	Shareholder	Yes	Against	For
				Climate Change Risk Disclosure	Shareholder	Yes	Against	For
Wells Fargo & Co.	WFC	949746101	5/2/2011	Elect 14 Directors	Issuer	Yes	For	For
				Compensation of Named Executives	Issuer	Yes	For	For
				Frequency of advisory vote on executive compensation	Issuer	Yes	1 YR	For
				Ratify appointment of KPMG as independent auditors	Issuer	Yes	For	For
				Amendment to the company's by-laws to allow holders of 10% of all company's common stock to call special meetings of stockholders	Shareholder	Yes	Against	For
				Provide for cumulative voting in contested director elections	Shareholder	Yes	Against	For
				The adoption of a policy to require an independent chairman	Shareholder	Yes	Against	For
				An advisory vote on director compensations	Shareholder	Yes	Against	For
				Report on internal controls for the mortgage servicing operations	Shareholder	Yes	Against	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Asset Management Fund

By (Signature and Title)*	/s/Rodger D. Shay, Jr.
Rodger D. Shay, Jr., President

Date 8/18/11

* Print the name and title of each signing officer under his or her signature.